Related Party Transactions	12 Months Ended
Apr. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; Lisa Helbling, CFO; Dr. Stefan Lang, Chief Business Officer; Dr. Yasmina Abdiche, Chief Scientific Officer; Charles Wheelock, former Chief Technology Officer; Martin Hessing, a former Director of U-Protein; and Directors of the Company. During years ended April 2021 and 2020, the compensation for key management is as follows:

	2021	2020
(in thousands)	$	$
Management fees	64	179
Salaries and other short-term benefits	1,949	2,052
Severance (included in salaries)	266	—
Share-based payments	1,466	632
Director compensation (included in salaries)	147	—
	3,892	2,863

At April 30, 2021, included in accounts payable and accrued liabilities is $1,194,600 (April 30, 2020 - $412,188) due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.